Reverse Recapitalization (Tables)	3 Months Ended
Mar. 31, 2026
Reverse Recapitalization [Abstract]
Schedule of Share Ownership of EM&T Common Stock

The following table presents the share ownership of EM&T common stock immediately following the Business Combination:

Common Shares
Common stock, outstanding prior to Merger	2,848,313
Less: redemption of WTMA shares	(427,871)
WTMA Rights	772,768
New shares issued pursuant to WTMA extensions	1,597,784
Private placement rights and new board member	85,205
Total common stock from WTMA	4,876,199
Historical EM LLC Member Units (voting)(1)	395,186,066
Historical EM LLC Member Units (non-voting)(1)	62,601,409
EM LLC Convertible Preferred Units(2)	12,640,000
EM Share Obligations(3)	118,046,178
Total shares of common stock immediately after Closing Date	593,349,852

(1)      The number of EM LLC Member Units was determined from the 100,000 and 900,000 outstanding units prior to the Business Combination, converted to their exchange basis of New EM common stock.

(2)      For further information, refer to Note 13 — Equity.

(3)      For further information, refer to Note 10 — Derivative Liabilities and Note 11 — Fair Value Measurements.

Schedule of Net Liabilities Acquired in the Merger

The following table presents the net liabilities acquired in the Merger, reconciling the activity located in the Unaudited condensed consolidated statements of changes in stockholders’ deficit and Unaudited condensed consolidated statements of cash flows.

in thousands	January 5, 2026
Cash, net of redemptions	$13
Prepaid expenses and other current assets	141
Accounts payable	(4,138)
Short term debt – related parties	(549)
Convertible promissory notes	(2,296)
Accrued expenses and other current liabilities	(187)
Net liabilities assumed	(7,016)
Settlement of preexisting relationship	(3,857)
Reverse recapitalization – net the merger	(10,873)
Less: cash proceeds	(13)
Non-cash financing – reverse recapitalization	(10,886)